Convertible Loans	12 Months Ended
Dec. 31, 2024
Convertible Loans [Abstract]
Convertible loans

11. Convertible loans

On December 27, 2023, the Company entered into a securities purchase agreement (the “SPA”) with certain institutional investors (the “Investors”), pursuant to which the Company agreed to issue, from time to time, up to $50,500,000 in the Company’s securities (the “Offering”), consisting of convertible notes, issuable at a 7.0% original issue discount (the “Notes”), and accompanying ordinary share purchase warrants (the “Warrants”) with five-year terms and exercisable for a number of the Company’s ordinary shares, par value $0.0005 per share (the “Ordinary Shares”), equal to 50% of the number obtained from dividing each Note’s principal amount by the applicable VWAP (as defined in the SPA), subject to adjustment pursuant and a 4.99% beneficial ownership limitation. Pursuant to the SPA, the Company agreed to issue to the Investors at the initial closing of the Offering (the “First Closing”) $6,000,000 in Notes, convertible at the lower of (i) $2.738 per share (or 110% of the VWAP of the Ordinary Shares on December 27, 2023) or (ii) a price per share equal to 95% of the lowest VWAP of the Ordinary Shares during the seven (7)-trading day period immediately preceding the applicable conversion date, subject to certain adjustments and a 4.99% beneficial ownership limitation, and Warrants exercisable for up to an aggregate of 1,205,255 ordinary shares, at an exercise price of $2.9869 per share (or 120% of the VWAP of the Ordinary Shares on December 27, 2023). The Notes do not bear interest except upon the occurrence of an event of default thereunder, have 364-day maturity dates, must be redeemed by the Company at a premium in the event of (i) a Subsequent Financing (as defined in the SPA), (ii) a Change of Control (as defined in the SPA) and (iii) certain equity conditions listed therein. The Company also has the option to redeem the Notes in the event that the Company deems it in its best interest to do so, such as if it believes an event of default under the Notes is imminent. The Notes contain certain other covenants and events of default customary for similar transactions.

The First Closing occurred on January 2, 2024. Gross proceeds amounted to approximately $5,580,000. After deducting the placement agent’s commission and other offering expenses payable by the Company, the net proceeds to the Company were approximately $4,800,000.

Based on the valuation report performed by an independent valuation firm, the fair value of the convertible notes upon issuance was determined to be of $4,985,000. The remaining $595,000 was allocated to the fair value of warrants, which was included in the Company’s equity. The Company has elected to recognize the convertible notes at fair value and therefore there was no further evaluation of embedded features for bifurcation. The convertible notes were valued using the binomial tree model.

The assumptions used to value the convertible notes were as follows:

For the year ended December 31, 2024
Time to maturity	0.50 year -1.00 year
Historical volatility of the company’s share prices	54.3%-71%
Risk-free interest rate	4.78%-5.33%
Discount rate	5.48%-6.15%

For the year ended December 31, 2024, due to change in fair value of the convertible loans, the Company recognized unrealized loss of $678,297 in other (income) expense.

The convertible debt was fully converted into 7,964,468 ordinary shares (refer to Note 14) of the Company during the year ended December 31, 2024.